Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Strategy Shares
Entity Central Index Key	0001506213
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000255777
Shareholder Report [Line Items]
Fund Name	Day Hagan Smart Buffer ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Day Hagan Smart Buffer ETF (the "Fund") for the period of February 13, 2025 (commencement of operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930.
Additional Information Phone Number	1-800-594-7930
Additional Information Website	https://dhfunds.com/literature
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference++
Day Hagan Smart Buffer ETF (DHSB)	$16	0.79%

+ The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

++ Annualized for periods less than one year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.79%
AssetsNet	$ 33,284,019
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 36,638
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$33,284,019
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$36,638
Portfolio Turnover Rate	0%

Holdings [Text Block]

Top 10 Holdings* **

(% of Net Assets)

Security	Percent of Net Assets
SPDR S&P 500 ETF Trust	91.6%

* Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

** Percentages exclude derivative securities

Asset Allocation

(% of Net Assets)

Value	Value
Exchange-Traded Fund	91.6%
Written Call Option	(2.9)%
Purchased Put Option	10.1%
Other Assets less Liabilities	1.2%

C000215105
Shareholder Report [Line Items]
Fund Name	Day Hagan Smart Sector ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Day Hagan Smart Sector ETF (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930.
Additional Information Phone Number	1-800-594-7930
Additional Information Website	https://www.dhfunds.com/literature
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Day Hagan Smart Sector ETF (SSUS)	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Line Graph [Table Text Block]

Fund Performance Based on $10,000 Initial Investment

	Fund NAV	S&P 500 Total Return Index
Jan 20	$10,000	$10,000
Apr 20	$8,866	$8,829
Oct 20	$10,253	$10,002
Apr 21	$13,123	$12,888
Oct 21	$14,558	$14,295
Apr 22	$13,288	$12,916
Oct 22	$12,532	$12,206
Apr 23	$13,672	$13,260
Oct 23	$13,615	$13,444
Apr 24	$15,208	$16,265
Oct 24	$16,990	$18,555
Apr 25	$16,829	$18,232

AssetsNet	$ 541,697,659
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 4,110,272
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$541,697,659
Number of Portfolio Holdings	16
Net Investment Advisory Fees	$4,110,272
Portfolio Turnover Rate	96%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Net Assets
Utilities Select Sector SPDR Fund ETF	3.3%
Consumer Staples Select Sector SPDR Fund ETF	4.6%
Consumer Discretionary Select Sector SPDR Fund ETF	5.0%
Invesco S&P 500 Equal Weight ETF	5.4%
Financial Select Sector SPDR Fund ETF	6.7%
Industrial Select Sector SPDR Fund ETF	6.8%
Health Care Select Sector SPDR Fund ETF	7.8%
Communication Services Select Sector SPDR Fund ETF	8.7%
Technology Select Sector SPDR Fund ETF	22.0%
iShares Core S&P 500 ETF	25.1%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

Asset Allocation

(% of Net Assets)

Value	Value
Common Stocks	1.8%
Exchange-Traded Funds	98.3%
Liabilities less Other Assets	(0.1)%

C000230670
Shareholder Report [Line Items]
Fund Name	Day Hagan Smart Sector Fixed Income ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Day Hagan Smart Sector Fixed Income ETF (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930.
Additional Information Phone Number	1-800-594-7930
Additional Information Website	https://www.dhfunds.com/literature
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Day Hagan Smart Sector Fixed Income ETF (SSFI)	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Line Graph [Table Text Block]

Fund Performance Based on $10,000 Initial Investment

	Fund NAV	Bloomberg U.S. Aggregate Bond Index
Sep 21	$10,000	$10,000
Oct 21	$10,056	$10,007
Apr 22	$9,290	$9,060
Oct 22	$8,626	$8,438
Apr 23	$9,085	$9,021
Oct 23	$8,566	$8,468
Apr 24	$8,944	$8,889
Oct 24	$9,370	$9,361
Apr 25	$9,585	$9,602

AssetsNet	$ 36,949,221
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 262,242
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$36,949,221
Number of Portfolio Holdings	7
Net Investment Advisory Fees	$262,242
Portfolio Turnover Rate	123%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Net Assets
SPDR Portfolio High Yield Bond ETF	1.9%
Vanguard Total International Bond ETF	5.2%
SPDR Portfolio Short Term Treasury ETF	7.3%
SPDR Portfolio Corporate Bond ETF	17.0%
SPDR Portfolio Long Term Treasury ETF	19.9%
SPDR Portfolio Intermediate Term Treasury ETF	22.0%
SPDR Portfolio Mortgage Backed Bond ETF	25.1%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

Asset Allocation

(% of Net Assets)

Value	Value
Exchange-Traded Funds	98.4%
Other Assets less Liabilities	1.6%

C000236642
Shareholder Report [Line Items]
Fund Name	Day Hagan Smart Sector International ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Day Hagan Smart Sector International ETF (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930.
Additional Information Phone Number	1-800-594-7930
Additional Information Website	https://www.dhfunds.com/literature
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Day Hagan Smart Sector International ETF (SSXU)	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Line Graph [Table Text Block]

Fund Performance Based on $10,000 Initial Investment

	Fund NAV	MSCI ACWI ex USA Index (Gross)
Jun 22	$10,000	$10,000
Oct 22	$9,210	$9,291
Apr 23	$11,141	$11,238
Oct 23	$10,398	$10,467
Apr 24	$11,503	$12,349
Oct 24	$12,153	$13,082
Apr 25	$12,620	$13,895

AssetsNet	$ 38,584,617
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 248,795
InvestmentCompanyPortfolioTurnover	321.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$38,584,617
Number of Portfolio Holdings	16
Net Investment Advisory Fees	$248,795
Portfolio Turnover Rate	321%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Net Assets
iShares MSCI Taiwan ETF	6.0%
iShares MSCI Sweden ETF	6.1%
Franklin FTSE India ETF	6.4%
iShares MSCI Canada ETF	6.4%
iShares MSCI France ETF	6.9%
iShares MSCI China ETF	7.8%
iShares MSCI United Kingdom ETF	8.6%
iShares MSCI Switzerland ETF	8.7%
iShares MSCI Germany ETF	9.2%
Franklin FTSE Japan ETF	13.7%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

Asset Allocation

(% of Net Assets)

Value	Value
Exchange-Traded Funds	96.7%
Other Assets less Liabilities	3.3%

C000252108
Shareholder Report [Line Items]
Fund Name	Eventide High Dividend ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Eventide High Dividend ETF (the "Fund") for the period of September 30, 2024 (commencement of operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.EventideETFs.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	www.EventideETFs.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference++
Eventide High Dividend ETF (ELCV)	$28	0.49%

+ The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

++ Annualized for periods less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.49%
Line Graph [Table Text Block]

Fund Performance Based on $10,000 Initial Investment

	Fund NAV	Bloomberg U.S. 1000 Value Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Sep 24	$10,000	$10,000	$10,000
Oct 24	$10,076	$9,938	$9,947
Apr 25	$9,683	$9,733	$9,036

AssetsNet	$ 94,880,955
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 156,593
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$94,880,955
Number of Portfolio Holdings	41
Net Investment Advisory Fees	$156,593
Portfolio Turnover Rate	89%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Net Assets
Amgen, Inc.	3.4%
Prologis, Inc.	4.1%
WEC Energy Group, Inc.	4.2%
American Tower Corp.	4.4%
Exxon Mobil Corp.	4.7%
Home Depot, Inc. (The)	4.8%
Entergy Corp.	4.9%
Williams Cos., Inc. (The)	5.8%
Enbridge, Inc.	6.5%
Southern Co. (The)	6.6%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

Asset Allocation

(% of Net Assets)

Value	Value
Large Cap	64.46%
MidCap	33.64%
Other Assets less Liabilities	1.90%

C000255876
Shareholder Report [Line Items]
Fund Name	Eventide US Market ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Eventide US Market ETF (the "Fund") for the period of December 17, 2024 (commencement of operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.EventideETFs.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	www.EventideETFs.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference+Footnote Reference+
Eventide US Market ETF (EUSM)	$14	0.39%

+ The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

++ Annualized for periods less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.39%
AssetsNet	$ 54,171,513
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 47,728
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$54,171,513
Number of Portfolio Holdings	180
Net Investment Advisory Fees	$47,728
Portfolio Turnover Rate	34%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Net Assets
Progressive Corp. (The)	1.2%
American Express Co.	1.2%
Boston Scientific Corp.	1.3%
Intuit, Inc.	1.3%
Linde plc	1.3%
Home Depot, Inc. (The)	1.6%
Eli Lilly & Co.	1.7%
Exxon Mobil Corp.	1.8%
Broadcom, Inc.	2.1%
NVIDIA Corp.	5.0%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

Asset Allocation

(% of Net Assets)

Value	Value
Large Cap	53.33%
MidCap	37.15%
Small Cap	8.88%
Other Assets less Liabilities	0.64%

C000223943
Shareholder Report [Line Items]
Fund Name	Strategy Shares Gold Enhanced Yield ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Strategy Shares Gold Enhanced Yield ETF (the "Fund") (formerly "Strategy Shares Gold-Hedged Bond ETF") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://strategysharesetfs.com/goly/. You can also request this information by contacting 1-855-477-3837.
Additional Information Phone Number	1-855-477-3837
Additional Information Website	https://strategysharesetfs.com/goly/
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.78%
AssetsNet	$ 33,145,295
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 91,916
InvestmentCompanyPortfolioTurnover	35.00%
C000195439
Shareholder Report [Line Items]
Fund Name	Strategy Shares Nasdaq 7HANDL™ Index ETF
No Trading Symbol [Flag]	true
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://strategysharesetfs.com/hndl/. You can also request this information by contacting us at 1-855-477-3837.
Additional Information Phone Number	1-855-477-3837
Additional Information Website	https://strategysharesetfs.com/hndl/
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
AssetsNet	$ 678,805,128
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 4,649,278
InvestmentCompanyPortfolioTurnover	32.00%
C000215207
Shareholder Report [Line Items]
Fund Name	Strategy Shares Newfound/ReSolve Robust Momentum ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Strategy Shares Newfound/ReSolve Robust Momentum ETF (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://strategysharesetfs.com/romo/. You can also request this information by contacting us at 1-855-477-3837.
Additional Information Phone Number	1-855-477-3837
Additional Information Website	https://strategysharesetfs.com/romo/
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
AssetsNet	$ 34,669,274
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 193,387
InvestmentCompanyPortfolioTurnover	204.00%